Supplemental Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Balance Sheet Information (Tables) [Abstract]
Trade accounts receivable, net

	As of
(in millions)	December 31, 2012	December 31, 2011
Accounts receivable	$1,336	$1,362
Less: allowance for doubtful accounts	(88)	(81)
Less: allowance for sales returns	(31)	(35)
	$1,217	$1,246

Rollforward of allowances for doubtful accounts

	Year Ended December 31,
(in millions)	2012	2011	2010
Beginning balance	$81	$83	$71
Net charges to expenses	14	11	27
Utilization of allowances	(7)	(13)	(15)
Ending balance	$88	$81	$83

Inventories

	As of
(in millions)	December 31, 2012	December 31, 2011
Finished goods	$598	$637
Work-in-process	70	71
Raw materials	216	223
	$884	$931

Property, plant and equipment, net

	As of
(in millions)	December 31, 2012	December 31, 2011
Land	$81	$111
Buildings and improvements	873	923
Equipment, furniture and fixtures	2,348	1,919
Capital in progress	218	230
	3,520	3,183
Less: accumulated depreciation	1,956	1,513
	$1,564	$1,670

Accrued expenses

	As of
(in millions)	December 31, 2012	December 31, 2011
Legal reserves	$100	$129
Payroll and related liabilities	452	466
Accrued contingent consideration	120	37
Other	612	695
	$1,284	$1,327

Other long-term liabilities

	As of
(in millions)	December 31, 2012	December 31, 2011
Legal reserves	$391	$170
Accrued income taxes	1,215	1,095
Accrued contingent consideration	543	321
Other long-term liabilities	398	422
	$2,547	$2,008